Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements - Statement of Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Condensed Statement of Comprehensive Income [Line Items]
Net income	$ 24,461	$ 27,179	$ 37,098
Currency translation difference on related borrowings	(4,870)	(1,525)	0
Currency translation difference on foreign currency net investments	2,147	3,051	0
Total other comprehensive gain (loss), net of tax:	(2,723)	1,526	0
Comprehensive income	21,738	28,705	37,098
Comprehensive (income) loss attributable to noncontrolling interest	(673)	198	215
Comprehensive income (loss) attributable to controlling interest	21,065	28,903	37,313
Parent [Member]
Schedule of Condensed Statement of Comprehensive Income [Line Items]
Net income	23,451	27,015	37,313
Currency translation difference on related borrowings	0	0	0
Currency translation difference on foreign currency net investments	0	0	0
Total other comprehensive gain (loss), net of tax:	0	0
Comprehensive income	23,451	27,015	37,313
Comprehensive (income) loss attributable to noncontrolling interest	0	0	0
Comprehensive income (loss) attributable to controlling interest	23,451	27,015	37,313
Guarantor [Member]
Schedule of Condensed Statement of Comprehensive Income [Line Items]
Net income	69,912	36,214	54,961
Currency translation difference on related borrowings	0	0	0
Currency translation difference on foreign currency net investments	0	0	0
Total other comprehensive gain (loss), net of tax:	0	0
Comprehensive income	69,912	36,214	54,961
Comprehensive (income) loss attributable to noncontrolling interest	0	0	0
Comprehensive income (loss) attributable to controlling interest	69,912	36,214	54,961
Non-Guarantor [Member]
Schedule of Condensed Statement of Comprehensive Income [Line Items]
Net income	(1,503)	19,380	32,816
Currency translation difference on related borrowings	(4,870)	(1,525)	0
Currency translation difference on foreign currency net investments	2,147	3,051	0
Total other comprehensive gain (loss), net of tax:	(2,723)	1,526
Comprehensive income	(4,226)	20,906	32,816
Comprehensive (income) loss attributable to noncontrolling interest	(673)	198	215
Comprehensive income (loss) attributable to controlling interest	(4,899)	21,104	33,031
Eliminations [Member]
Schedule of Condensed Statement of Comprehensive Income [Line Items]
Net income	(67,399)	(55,430)	(87,992)
Currency translation difference on related borrowings	0	0	0
Currency translation difference on foreign currency net investments	0	0	0
Total other comprehensive gain (loss), net of tax:	0	0
Comprehensive income	(67,399)	(55,430)	(87,992)
Comprehensive (income) loss attributable to noncontrolling interest	0	0	0
Comprehensive income (loss) attributable to controlling interest	$ (67,399)	$ (55,430)	$ (87,992)